BUSINESS COMBINATION (Tables)	12 Months Ended
Jun. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
SCHEDULE OF BUSINESS COMBINATION ASSETS ACQUIRED AND LIABILITIES RECOGNIZED

Below are the assets acquired and liabilities recognized at the date of acquisition:

HKD

Cash and cash equivalents	3,486,325
Accounts receivable, net	8,244,364
Prepayments and other current assets	239,901
Property and equipment, net	2,222
Intangible assets	31,250,000
Accounts payable	(3,253,143)
Accrued expenses and other current liabilities	(7,351,141)
Income tax payable	(4,650)
Deferred tax liabilities	(5,156,250)
27,457,628

The accounts receivables acquired with a fair value of HKD8,244,364 at the date of acquisition had gross contractual amounts of HKD8,244,364. No allowance for expected credit losses was provided as the Company is not aware of any collection risk on the balance.

HKD
Consideration transferred
- Cash	72,950,000
- Shares, by issuing 2,980,000 ordinary shares	5,973,708
78,923,708

Non-controlling interest	19,730,927

Less: recognized amounts of net assets acquired	(27,457,628)
contingent consideration asset from the seller	(1,680,000)

Goodwill arising from acquisition	69,517,007
Goodwill arising from acquisition (US$)	8,912,437

SCHEDULE OF CASH OUTFLOW ON ACQUISITION
HKD
Net cash outflow on acquisition
- Cash consideration paid	72,950,000
- Less: cash and cash equivalents acquired	(3,486,325)
69,463,675